Other Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2024
Other Income, Nonoperating [Abstract]
Other income (loss)

In millions	Year ended December 31,	2024	2023	2022
Gain on disposal of land		$20	$7	$15
Gain (loss) on foreign currency (1)		12	7	(7)
Gain on disposal of property		—	129	—
Loss on equity investment with readily determinable fair values		—	—	(29)
Other		10	(9)	(6)
Total other income (loss)		$42	$134	$(27)
(1)Includes foreign exchange gains and losses related to foreign exchange forward contracts and the re-measurement of foreign currency denominated monetary assets and liabilities. See Note 22 – Financial instruments for additional information.